Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements of Cash Flows
Net (loss) for the period	$ (3,912,888)	$ (43,450)	$ (32,583)
Adjustments for:
Amortization of right-of-use asset	20,175	20,175	20,176
Equity-settled share-based compensation	350,834	425,460	264,260
Flow through premium recovery	(769,231)	0	0
Office lease accretion per IFRS 16	4,722	7,360	9,620
Office base rent recorded as lease reduction per IFRS 16	(28,164)	(28,056)	(26,745)
Property acquisition and assessments costs	7,500	7,500	0
Interest expense - director's loans	0	0	78,822
Loss on sales of marketable securities	0	0	2,429
Transaction cost - director's loans	181,357	136,942	102,554
Changes in working capital items
Amounts receivable and other assets	106,149	2,227	(169,534)
Restricted cash	20,000	5,006	(361,284)
Accounts payable and accrued liabilities	(347,886)	(52,056)	767,585
Advanced contributions received	(4,497,191)	1,008,372	4,124,349
Balance due to related parties	130,905	(383,179)	27,250
Net cash used in operating activities	(8,733,718)	1,106,301	4,806,899
Investing activities
Proceeds from disposition of mineral properties	0	0	1,690
Net cash provided by investing activities	0	0	1,690
Financing activities
Net proceeds from issuance of common shares pursuant to a private placement	0	2,769,231	0
Proceeds from exercise of share purchase warrants	350,000	0	0
Proceeds from option exercise	587,973	0	0
Proceeds from director's loan	0	0	350,000
Repayment of director's loans	0	0	(350,000)
Interest paid on director's loans	0	0	(47,863)
Net cash provided by financing activities	937,973	2,769,231	(47,863)
Net decrease in cash	(7,795,745)	3,875,532	4,760,726
Cash, beginning balance	9,007,042	5,131,510	370,784
Cash, ending balance	$ 1,211,297	$ 9,007,042	$ 5,131,510